Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 6,827,871	$ 5,974,744	$ 5,511,549
Cost of revenues	5,186,051	4,491,790	4,138,266
Gross profit	1,641,820	1,482,954	1,373,283
Operating expenses:
Research and development, net	466,402	424,420	435,650
Marketing and selling, net	375,358	359,141	326,020
General and administrative, net	311,007	330,285	313,047
Other operating income, net	0	0	(68,918)
Total operating expenses	1,152,767	1,113,846	1,005,799
Operating income	489,053	369,108	367,484
Financial expenses, net	(151,125)	(137,827)	(51,364)
Other income (expenses), net	3,818	(4,787)	(23,562)
Income before income taxes	341,746	226,494	292,558
Income taxes	(39,058)	(22,913)	(24,131)
Net income after taxes	302,688	203,581	268,427
Equity in net earnings of affiliated companies and partnerships	19,176	12,275	7,042
Net income	321,864	215,856	275,469
Less: net income attributable to non-controlling interests	(726)	(725)	(21)
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 321,138	$ 215,131	$ 275,448
Earnings Per Share [Abstract]
Basic net earnings per share (in usd per share)	$ 7.22	$ 4.85	$ 6.21
Diluted net earnings per share (in usd per share)	$ 7.18	$ 4.82	$ 6.18
Weighted average number of shares used in computation of basic earnings per share (in shares)	44,480	44,375	44,322
Weighted average number of shares used in computation of diluted earnings per share (in shares)	44,709	44,592	44,581